Net investment (expense)/income (Tables)	12 Months Ended
Dec. 31, 2025
Gains (losses) on financial instruments [abstract]
Disclosure of net investment (expense) / income

	2025	2024	2023
	£m	£m	£m
Net gains from financial assets mandatorily at fair value	161	219	133
Net (losses)/gains from disposal of financial assets at fair value through other comprehensive income	(201)	134	102
Net losses from disposal of financial assets and liabilities measured at amortised cost[1]	(6)	(225)	(9)
Dividend Income	—	3	—
Net losses on other investments	(26)	(62)	(114)
Net investment (expense)/income	(72)	69	112
1    Included within the 2024 balance are losses of £220m on sale of the performing Italian retail mortgage portfolio.